Leases (Tables)	12 Months Ended
Jan. 03, 2021
Disclosure of leases [text block] [Abstract]
Schedule of right of use assets
	As of January 1, 2019		Additions	Disposals	As of December 31, 2019

Cost	Ps.	36,909	-	-	36,909
	As of January 1, 2019		Depreciation expense	Eliminated on disposals	As of December 31, 2019

Accumulated depreciation	Ps.	-	(13,098)	-	(13,098)
	As of December 31, 2019		Additions	Disposals	As of January 3, 2021

Cost	Ps.	36,909	20,531	(17,861)	39,579
	As of December 31, 2019		Depreciation expense	Eliminated on disposals	As of January 3, 2021

Accumulated depreciation	Ps.	(13,098)	(12,734)	11,135	(14,697)

Schedule of total future minimum lease payments
Year	Amount
2021	Ps	8,727
2022		7,880
2023		5,941
2024		2,711
2025		2,711

	Ps	27,970